UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2007–June 30, 2008

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04052
Reporting Period: 07/01/2007 - 06/30/2008
Legg Mason Partners Money Market Trust

                       CITI CALIFORNIA TAX FREE RESERVES

                              CITI CASH RESERVES

                      CITI CONNECTICUT TAX FREE RESERVES

                        CITI NEW YORK TAX FREE RESERVES

                            CITI TAX FREE RESERVES

                          CITI U.S. TREASURY RESERVES

             WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

                  WESTERN ASSET GOVERNMENT MONEY MARKET FUND

            WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                        WESTERN ASSET MONEY MARKET FUND

                   WESTERN ASSET MUNICIPAL MONEY MARKET FUND

              WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

                                END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 22, 2008